Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Share for Each Class of Ordinary Shares (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A Ordinary Shares
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Allocation of net income	$ 3,731,852	$ 853,023
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic weighted average shares outstanding	34,500,000	34,500,000
Diluted weighted average shares outstanding	34,500,000	34,500,000
Basic net income per ordinary share	$ 0.11	$ 0.02
Duilted net income per ordinary share	$ 0.11	$ 0.02
Class B Ordinary Shares
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Allocation of net income	$ 932,963	$ 206,938
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic weighted average shares outstanding	8,625,000	8,369,505
Diluted weighted average shares outstanding	8,625,000	8,625,000
Basic net income per ordinary share	$ 0.11	$ 0.02
Duilted net income per ordinary share	$ 0.11	$ 0.02